UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: 5601 Smetana Drive, Suite 707
         Minnetonka, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-887-9253

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Hopkins, MN     January 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $149,059 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      334     4303 SH       SOLE                     1050        0     3253
CLAYMORE EXCHANGE-TRADED FD    ALPH SHS CHINA   18385P101     1000    36825 SH       SOLE                    36600        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      150    11860 SH       SOLE                        0        0    11860
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      512    15000 SH       SOLE                    15000        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    10194   204445 SH       SOLE                   162215        0    42230
ISHARES TR                     BARCLYS TIPS BD  464287176     9846    91576 SH       SOLE                    82810        0     8766
ISHARES TR                     FTSE XNHUA IDX   464287184     1321    30667 SH       SOLE                    25150        0     5517
ISHARES TR                     S&P 500 INDEX    464287200     4288    33966 SH       SOLE                    24750        0     9216
ISHARES TR                     BARCLY USAGG B   464287226    14294   135172 SH       SOLE                   129150        0     6022
ISHARES TR                     MSCI EMERG MKT   464287234     3605    75668 SH       SOLE                    42990        0    32678
ISHARES TR                     IBOXX INV CPBD   464287242    10744    99078 SH       SOLE                    82441        0    16637
ISHARES TR                     BARCLYS 7-10 YR  464287440     4368    46552 SH       SOLE                    38173        0     8379
ISHARES TR                     BARCLYS 1-3 YR   464287457      495     5900 SH       SOLE                     5900        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     4355    74805 SH       SOLE                    57100        0    17705
ISHARES TR                     S&P MIDCAP 400   464287507     6757    74511 SH       SOLE                    59100        0    15411
ISHARES TR                     COHEN&ST RLTY    464287564     4973    75669 SH       SOLE                    67600        0     8069
ISHARES TR                     RUSSELL1000VAL   464287598     3500    53950 SH       SOLE                    47570        0     6380
ISHARES TR                     RUSSELL1000GRW   464287614     3571    62370 SH       SOLE                    56360        0     6010
ISHARES TR                     RUSL 2000 VALU   464287630      673     9473 SH       SOLE                        0        0     9473
ISHARES TR                     S&P SMLCAP 600   464287804     6250    91283 SH       SOLE                    76500        0    14783
ISHARES TR                     S&P NTL AMTFREE  464288414      742     7477 SH       SOLE                        0        0     7477
ISHARES TR                     S&P DEV EX-US    464288422      847    24745 SH       SOLE                    22000        0     2745
ISHARES TR                     HIGH YLD CORP    464288513    14426   159775 SH       SOLE                   142200        0    17575
ISHARES TR                     US PFD STK IDX   464288687     3657    94263 SH       SOLE                    72220        0    22043
ISHARES TR                     RSSL MCRCP IDX   464288869     3367    67184 SH       SOLE                    56860        0    10324
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     2508    79685 SH       SOLE                    46892        0    32793
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      447    25503 SH       SOLE                        0        0    25503
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100     1047    41200 SH       SOLE                    41200        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2771    47395 SH       SOLE                    46505        0      890
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     5166    64360 SH       SOLE                    59200        0     5160
VANGUARD INDEX FDS             MID CAP ETF      922908629     4313    57925 SH       SOLE                    53700        0     4225
VANGUARD INDEX FDS             GROWTH ETF       922908736     1730    28165 SH       SOLE                    25100        0     3065
VANGUARD INDEX FDS             VALUE ETF        922908744      927    17390 SH       SOLE                    15300        0     2090
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1213    16701 SH       SOLE                    14500        0     2201
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     3995    82987 SH       SOLE                    74800        0     8187
VANGUARD SCOTTSDALE FDS        LG-TERM COR BD   92206C813      343     4430 SH       SOLE                     3830        0      600
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     5302   146665 SH       SOLE                   137850        0     8815
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     3986    83002 SH       SOLE                    79950        0     3052
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     1042    39500 SH       SOLE                    39500        0        0